Other gain (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other gain (loss)
Operating rent income	$ 626
Loss from sale of fixed assets	(102)
Other income/(loss)	33	(1)	170
Total other income/expenses	$ 557	$ (1)	$ 170